Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed Income Statements, Captions [Line Items]
Net sales	$ 252,411	$ 234,601	$ 498,268	$ 496,232
Cost of sales	203,315	181,525	401,940	376,159
Gross profit	49,096	53,076	96,328	120,073
Operating expenses
Selling and warehousing	(17,999)	(16,886)	(36,079)	(34,484)
General and administrative	(10,300)	(15,412)	(26,025)	(31,120)
Amortization of acquired intangible assets	(5,543)	(5,528)	(11,087)	(11,054)
Restructuring costs, net (Note 2)	(1,789)	(3,771)	(2,109)	(3,767)
Antitrust litigation costs	(16)	(354)	(40)	(884)
Operating income (loss)	13,449	11,125	20,988	38,764
Other expense
Interest expense, net	(10,683)	(13,844)	(24,138)	(27,712)
Miscellaneous, net	674	(1,356)	(657)	(2,880)
Income (loss) before income taxes	3,440	(4,075)	(3,807)	8,172
Income tax (expense) benefit	(1,779)	(308)	411	(5,702)
Net income (loss) before equity in earnings of subsidiaries	1,661	(4,383)	(3,396)	2,470
Net income (loss)	1,661	(4,383)	(3,396)	2,470
Comprehensive income (loss)	2,188	(7,199)	(2,372)	17,823
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(33,801)	(29,987)	(61,789)	(59,740)
Cost of sales	(33,801)	(29,987)	(61,789)	(59,740)
Other expense
Equity in earnings of subsidiaries	(15,330)	5,181	(13,566)	(17,359)
Net income (loss)	(15,330)	5,181	(13,566)	(17,359)
Comprehensive income (loss)	7,055	23,905	3,100	(57,306)
Parent Guarantor UCI Holdings Limited [Member]
Operating expenses
General and administrative		5		(3)
Operating income (loss)		5		(3)
Other expense
Miscellaneous, net	(2)		(1)
Income (loss) before income taxes	(2)	5	(1)	(3)
Net income (loss) before equity in earnings of subsidiaries	(2)	5	(1)	(3)
Equity in earnings of subsidiaries	1,663	(4,388)	(3,395)	2,473
Net income (loss)	1,661	(4,383)	(3,396)	2,470
Comprehensive income (loss)	(21,145)	(17,376)	(20,845)	27,248
Issuer UCI International [Member]
Operating expenses
General and administrative	(1,168)	(5,543)	(6,170)	(8,714)
Operating income (loss)	(1,168)	(5,543)	(6,170)	(8,714)
Other expense
Interest expense, net	(13,565)	(13,821)	(27,047)	(27,659)
Intercompany interest	5,569	5,569	11,137	11,137
Income (loss) before income taxes	(9,164)	(13,795)	(22,080)	(25,236)
Income tax (expense) benefit	3,023	5,016	7,734	9,026
Net income (loss) before equity in earnings of subsidiaries	(6,141)	(8,779)	(14,346)	(16,210)
Equity in earnings of subsidiaries	7,804	4,391	10,951	18,683
Net income (loss)	1,663	(4,388)	(3,395)	2,473
Comprehensive income (loss)	2,190	(7,204)	(2,371)	17,826
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	237,559	222,439	470,012	472,173
Cost of sales	194,749	174,562	384,164	362,541
Gross profit	42,810	47,877	85,848	109,632
Operating expenses
Selling and warehousing	(16,235)	(15,247)	(32,744)	(31,022)
General and administrative	(8,597)	(8,495)	(17,932)	(19,973)
Amortization of acquired intangible assets	(5,309)	(5,295)	(10,619)	(10,590)
Restructuring costs, net (Note 2)	(865)	(307)	(909)	(713)
Antitrust litigation costs	(16)	(354)	(40)	(884)
Operating income (loss)	11,788	18,179	23,604	46,450
Other expense
Interest expense, net	(4)	(14)	(8)	(30)
Intercompany interest	(5,495)	(5,477)	(10,984)	(10,956)
Miscellaneous, net	(1,378)	(1,355)	(2,706)	(2,879)
Income (loss) before income taxes	4,911	11,333	9,906	32,585
Income tax (expense) benefit	(2,970)	(1,758)	(4,965)	(10,105)
Net income (loss) before equity in earnings of subsidiaries	1,941	9,575	4,941	22,480
Equity in earnings of subsidiaries	5,863	(5,184)	6,010	(3,797)
Net income (loss)	7,804	4,391	10,951	18,683
Comprehensive income (loss)	8,331	1,575	11,975	34,036
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	48,653	42,149	90,045	83,799
Cost of sales	42,367	36,950	79,565	73,358
Gross profit	6,286	5,199	10,480	10,441
Operating expenses
Selling and warehousing	(1,764)	(1,639)	(3,335)	(3,462)
General and administrative	(535)	(1,379)	(1,923)	(2,430)
Amortization of acquired intangible assets	(234)	(233)	(468)	(464)
Restructuring costs, net (Note 2)	(924)	(3,464)	(1,200)	(3,054)
Operating income (loss)	2,829	(1,516)	3,554	1,031
Other expense
Interest expense, net	2,886	(9)	2,917	(23)
Intercompany interest	(74)	(92)	(153)	(181)
Miscellaneous, net	2,054	(1)	2,050	(1)
Income (loss) before income taxes	7,695	(1,618)	8,368	826
Income tax (expense) benefit	(1,832)	(3,566)	(2,358)	(4,623)
Net income (loss) before equity in earnings of subsidiaries	5,863	(5,184)	6,010	(3,797)
Net income (loss)	5,863	(5,184)	6,010	(3,797)
Comprehensive income (loss)	$ 5,757	$ (8,099)	$ 5,769	$ (3,981)